Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Fair Values of Outstanding Derivative Instruments

The Company entered into several call option contracts during 2026 and 2025. The fair values of outstanding derivative instruments were as follows:

	June 30, 2026	December 31, 2025

Derivative assets	$237	$-
Derivative liabilities	$145	$50